Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Schedule of Inventories
	December 31,
	2016	2015
Raw materials and work-in-process	$1,968	$4,236
Finished goods	5,368	7,499
Total inventories	$7,336	$11,735
Less Assets held for sale	(7,336)	-
Total inventory	$-	$11,735